Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets Estimated Useful Lives

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment	3-5 years
Leasehold improvements	lesser of lease terms or 5 years, the
estimated useful lives of the asset

Intangible Assets Useful Lives

Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years